Fees Summary	Aug. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,740,000
Previously Paid Amount	0
Total Fee Amount	1,290.02
Total Offset Amount	0
Net Fee	$ 1,290.02